Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Aug. 01, 2024 yr shares $ / shares € / shares	Aug. 01, 2024 yr shares € / shares	Apr. 15, 2024 shares yr € / shares $ / shares	Apr. 15, 2024 shares yr € / shares	Apr. 11, 2024 shares yr $ / shares € / shares	Apr. 11, 2024 shares yr € / shares	Nov. 15, 2023 shares $ / shares € / shares	Nov. 15, 2023 shares € / shares	Apr. 06, 2023 shares $ / shares € / shares	Apr. 06, 2023 shares € / shares	Jun. 01, 2022 shares € / shares $ / shares	Jun. 01, 2022 shares € / shares	Apr. 01, 2022 shares $ / shares € / shares	Apr. 01, 2022 shares € / shares	Jan. 01, 2022 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares																3,869,188	3,830,652	3,181,538	2,470,295
Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price | $ / shares	$ 15.94		$ 20.15		$ 22.31		$ 16.4		$ 8.05		$ 17.98		$ 18.14		$ 14.39
Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price | $ / shares					$ 22.31
Black-Scholes formula [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares							90,000	90,000	846,000	846,000	120,000	120,000	552,500	552,500
Fair value of the options							$ 12.27	€ 12.27	$ 5.92	€ 5.92	$ 11.89	€ 11.89	$ 11.5	€ 11.5
Fair value of the ordinary shares							$ 15.12	15.12	$ 7.36	7.36	$ 16.88	16.88	$ 16.42	16.42
Exercise price								€ 15.12		€ 7.36		€ 16.88		€ 16.42
Expected volatility (%)							100.00%	100.00%	100.00%	100.00%	80.00%	80.00%	80.00%	80.00%
Expected life (years) | shares							6.1	6.1	6.1	6.1	6.1	6.1	6.1	6.1
Risk-free interest rate (%)							4.60%	4.60%	3.60%	3.60%	3.00%	3.00%	2.60%	2.60%
Expected dividend yield							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Black-Scholes formula [member] | Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares	75,000	75,000	230,000	230,000	485,000	485,000
Fair value of the options	$ 11.65	€ 11.65	$ 15.41	€ 15.41	$ 16.9	€ 16.9
Fair value of the ordinary shares	$ 14.43	14.43	$ 18.97	18.97	$ 20.8	20.8
Exercise price		€ 14.43		€ 18.97		€ 20.8
Expected volatility (%)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected life (years) | yr	6.1	6.1	6.1	6.1	6.1	6.1
Risk-free interest rate (%)	4.00%	4.00%	4.70%	4.70%	4.70%	4.70%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Black-Scholes formula [member] | Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares					70,000	70,000
Fair value of the options					$ 16.83	€ 16.83
Fair value of the ordinary shares					$ 20.8	20.8
Exercise price						€ 20.8
Expected volatility (%)					105.00%	105.00%
Expected life (years) | yr					5.5	5.5
Risk-free interest rate (%)					4.70%	4.70%
Expected dividend yield					0.00%	0.00%